SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			☐

Pre-Effective Amendment No.			☐

Post-Effective Amendment No.	64	(File No. 2-72174)	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	64	(File No. 811-3178)	☑
RIVERSOURCE BOND SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☑	on Sept. 27, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Pursuant to rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 64 is to delay the effective date of Post-Effective Amendment No. 63 which was filed on July 9, 2010. The content of Post-Effective Amendment No. 63 is incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE BOND SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 2nd day of September, 2010.

RIVERSOURCE BOND SERIES, INC.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of September, 2010.

Signature	Capacity

/s/ Stephen R. Lewis, Jr.*	Chair of the Board

Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Director

/s/ Arne H. Carlson*	Director

Arne H. Carlson

/s/ Pamela G. Carlton*	Director

Pamela G. Carlton

/s/ Patricia M. Flynn*	Director

Patricia M. Flynn

/s/ Anne P. Jones*	Director

Anne P. Jones

/s/ Jeffrey Laikind*	Director

Jeffrey Laikind

/s/ John F. Maher* John F. Maher	Director

/s/ Catherine James Paglia*	Director

Catherine James Paglia

/s/ Leroy C. Richie*	Director

Leroy C. Richie

/s/ Alison Taunton-Rigby*	Director

Alison Taunton-Rigby

/s/ William F. Truscott*	Director

William F. Truscott

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about July 9, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 63 to Registration Statement No. 2-72174, by:

/s/ Scott R. Plummer Scott R. Plummer